FINANCIAL DERIVATIVES AND HEDGING ACTIVITIES - Summary of Income Recognized From Derivative Instruments (Details) - Designated as Hedging Instrument - Derivatives designated as cash flow hedges - USD ($)
$ in Millions
	12 Months Ended
	Sep. 27, 2019	Sep. 28, 2018	Sep. 29, 2017
Interest Rate Swap Contracts
Derivative [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivative Fiscal Year Ended	$ (6.3)	$ 6.9	$ 0.6
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income Fiscal Year Ended	1.9	0.1	(0.3)
Cross Currency Swap Contracts
Derivative [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivative Fiscal Year Ended	(0.2)	0.0	0.0
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income Fiscal Year Ended	$ 0.2	$ 0.0	$ 0.0